Share Capital (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Share Capital Details
Net loss for the year	$ (241,933)	$ (822,174)	$ (329,286)	$ (847,860)	$ (3,487,757)	$ (479,341)
Weighted average number of shares (basic and diluted)	67,288,142	23,662,690	27,279,284	13,556,886	40,460,153	125,801
Loss per weighted average share (basic and diluted)		$ (0.04)	$ (0.01)	$ (0.06)		$ (4)